1. General information	12 Months Ended
Dec. 31, 2019
General Information
General information

History and development of the Company

edenor was organized on July 21, 1992 by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of edenor at that time. The award as well as the transfer contract were approved on August 24, 1992 by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of edenor.

As a consequence of the merger processes of EASA and its parent IEASA with and into CTLL, and, in turn, of the latter with and into PESA, formalized in 2018, at present, PESA is the controlling company of edenor.

The corporate purpose of edenor is to engage in the distribution and sale of electricity within the concession area. Furthermore, among other activities, the Company may subscribe or acquire shares of other electricity distribution companies, subject to the approval of the regulatory agency, assign the use of the network to provide electricity transmission or other voice, data and image transmission services, and render advisory, training, maintenance, consulting, and management services and know-how related to the distribution of electricity both in Argentina and abroad. These activities may be conducted directly by edenor or through subsidiaries or related companies. In addition, the Company may act as trustee of trusts created under Argentine laws.

The Company’s economic and financial situation

In the last four years, the Company recorded negative working capital. This situation was not reversed after the application from February 1, 2017 of the new tariff arising from RTI, due mainly to the constant increase of its operating costs, necessary to maintain the level of service, the Argentine economy’s inflationary environment, and the sustained recession since mid-2018, with the consequent impact on the decline in revenue, the extension of collection periods and the constant increase in levels of energy theft.

Despite the previously described situation, it is worth pointing out that, in general terms, the quality of the electricity distribution service has been improved, both in duration and in interruption frequency. In view of the continuous increase of the costs associated with the provision of the service, as well as the need for additional investments to meet the greater seasonal demand, the Company has taken a series of measures aimed at mitigating the negative effects of this situation on its financial structure, minimizing the impact on the sources of employment, the execution of the investment plan, and the carrying out of the essential operation, maintenance and improvement-related works that are necessary to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and safety.

In this regard, and taking into consideration that the Company operates in a complex economic context, the main variables have recently seen a high degree of volatility, as evidenced, among other, by the following facts:

o          1.7% year-on-year fall of GDP in the third quarter of the year;

o          53.77% cumulative inflation rate between January 1, 2019 and December 31, 2019;

o          Significant devaluation of the peso from the month of August, giving rise to an unexpected withdrawal of dollar-denominated deposits from the financial system;

o          Fall of the Central Bank’s reserves;

o          Decrease in the reference interest rate in the last month of 2019, but still at high levels.

In view of this situation, the Federal Government decided to implement certain measures, among which the following are included:

o          Setting specific time limits for the inflow and settlement of export proceeds;

o          BCRA’s prior authorization for the purchase of external assets for companies;

o          Prior authorization for imports of any kind of goods and services;

o          30% tax on foreign currency-denominated transactions;

o          Deferral of the payment of certain government debt instruments;

o          Fuel price control;

o          Negative real interest rate;

o          Rate schedules maintenance agreement, Nota 2.b.

Additionally, on December 23, 2019, the PEN enacted Law 27,541 on Social Solidarity and Production Reactivation in the framework of the Economic Emergency (Note 2.b), which has a direct impact on the Company’s financial solvency.

Taking into account that the realization of the measures necessary to reverse the manifested negative trend depends on the occurrence of certain events that are not under the Company’s control, the Board of Directors has raised substantial doubt about edenor’s ability to continue as a going concern, which may result in the Company being obliged to defer certain payment obligations or unable to meet expectations for salary increases or the increases recorded in third-party costs.

Nevertheless, these financial statements have been prepared assuming that the Company will continue to operate as a going concern and do not include the effects of the adjustments or reclassifications that might result from the outcome of these uncertainties.